Related party transactions and balances (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($) $ / shares shares
Cuprina Pollination Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	$ 89,588	$ 115,237		$ 14,521
Amount due to payable balance	3,214
Pestoniks Innovations Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	47,555	61,170		61,170
Cuprina MENA Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	45,810	58,925		14,469
Bryan Teo Yingjie [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance				$ 605
Ordinary shares, shares issued | shares				450
Ordinary shares, par value | $ / shares				$ 0
Amount due to payable balance				$ 105,979
Rachel Lee Lin [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance				$ 605
Ordinary shares, shares issued | shares				450
Ordinary shares, par value | $ / shares				$ 0
Amount due to payable balance				$ 67,654
Dorea Quek En Qi [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance				$ 605
Ordinary shares, shares issued | shares				450
Ordinary shares, par value | $ / shares				$ 0
Amount due to payable balance				$ 6,395
De Guzman Caroline Francesca Lee Ling [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance				$ 605
Ordinary shares, shares issued | shares				450
Ordinary shares, par value | $ / shares				$ 0
iCapital Holdings (SG) Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance				$ 505
Ordinary shares, shares issued | shares				375
Ordinary shares, par value | $ / shares				$ 0
Jimmy Lee Peng Siew [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	1,866	2,400
Amount due to payable balance			$ 986,860	$ 1,451,629
Cuprina Farm Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Amount due to payable balance		4,134		4,134
Cuprina Holding Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to payable balance	$ 2,278,252	$ 2,930,516		2,931,765
David Quek Yong Qi [Member]
Related Party Transaction [Line Items]
Amount due to payable balance				237,618
Teo Peng Kwang [Member]
Related Party Transaction [Line Items]
Amount due to payable balance				620,822
Ng Bee Poh [Member]
Related Party Transaction [Line Items]
Amount due to payable balance				$ 200,000